Operating leases (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of maturity analysis of the non-cancelable lease payments	The following table sets out the maturity analysis of the
non-cancelable
lease payments, showing the undiscounted lease payments to be received:

Million US dollar	31 December 2019	31 December 2018 restated
Within one year	155	152
Between one and five years	518	460
After five years	215	217
Total	888	829